Earnings per Share (Tables)	3 Months Ended
Jan. 31, 2024
Earnings per Share [Abstract]
Summary of Earnings Per Share
The following table presents the Bank’s basic and

diluted earnings per share for the three

months ended January 31, 2024 and January

31, 2023.
Basic and Diluted Earnings Per Share 1
(millions of Canadian dollars, except

as noted)
For the three months ended
January 31 January 31
2024 2023
Basic earnings per share
Net income attributable to common shareholders $ 2,750 $ 1,498
Weighted-average number of common shares outstanding

(millions)
1,776.7 1,820.7
Basic earnings per share (Canadian dollars) $ 1.55 $ 0.82
Diluted earnings per share

Net income attributable to common shareholders

$ 2,750 $ 1,498
Net income available to common shareholders

including impact of dilutive securities
2,750 1,498
Weighted-average number of common shares outstanding

(millions)
1,776.7 1,820.7
Effect of dilutive securities

Stock options potentially exercisable (millions) 2 1.5 2.4
Weighted-average number of common shares outstanding

– diluted (millions)
1,778.2 1,823.1
Diluted earnings per share (Canadian dollars)
2
$ 1.55 $ 0.82
Amounts for the three months ended January 31, 2023 have been restated for the adoption of IFRS 17. Refer to

Note 2 for details.
2

For the three months ended January 31, 2024, the computation of diluted earnings per share excluded average options outstanding of
4.9

million, with a weighted-average exercise price
of $ 92.89
, as the option price was greater than the average market price of the Bank’s common shares.

For the three months ended January 31, 2023, the computation of diluted earnings per share excluded average options outstanding of 3.7 million, with a weighted-average exercise price of $
93.69 , as the option price was greater than the average market price of the Bank’s common shares.